Investor A C Institutional and Class R [Member] Expense Example - Investor A, C, Institutional and Class R - BlackRock Low Duration Bond Portfolio	Sep. 30, 2025 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 290
Expense Example, with Redemption, 3 Years	443
Expense Example, with Redemption, 5 Years	610
Expense Example, with Redemption, 10 Years	1,093
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	243
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	792
Expense Example, with Redemption, 10 Years	1,540
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	142
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	573
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	596
Expense Example, with Redemption, 10 Years	$ 1,343